UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21824

Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Brett L. Agnew, Assistant Secretary
800 Nicollet Mall, BC-MN-H05F
Minneapolis, MN 55402
(Name and address of agent for service)

(612) 303-7557
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: December 31, 2006

2006
Annual Report

MOUNT VERNON
SECURITIES LENDING
TRUST

TABLE OF CONTENTS

Prime Portfolio - Overview	1
Short-Term Bond Portfolio - Overview	2
Report of Independent Registered Public Accounting Firm	5
Schedule of Investments	6
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Notice to Shareholders	18

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

MOUNT VERNON SECURITIES LENDING TRUST  Annual Report 2006

Prime Portfolio - Overview

Expense Example

As a shareholder of the Prime Portfolio (the "portfolio"), you incur ongoing costs, including administration fees and other portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Example

	Beginning Account Value (7/01/2006)	Ending Account Value (12/31/2006)	Expenses Paid During Period [1] (7/01/2006 to 12/31/2006)
Actual [2]	$1,000.00	$1,027.00	$0.10
Hypothetical (5% return before expenses)	$1,000.00	$1,025.10	$0.10

1  Expenses are equal to the portfolio's annualized expense ratio for the six-month period of 0.02%, multiplied by the average account value over the period, multiplied by the number of days in the period/365 (to reflect the six-month period).
2 Based on the actual return for the six-month period ended December 31, 2006 of 2.70%.

Portfolio Allocation as of December 31, 2006 [3] (% of net assets)

Repurchase Agreements	54.2%
Commercial Paper	20.5
Structured Notes	11.9
Extendible Floating Rate Corporate Notes	9.9
Corporate Notes	3.0
Floating Rate Funding Agreement	0.5
Money Market Funds	0.3
Other Assets and Liabilities, Net [4]	(0.3)
100.0%
3 Portfolio allocations are subject to change and are not recommendations to buy or sell any security.
4 Investments in securities typically comprise substantially all of the portfolio’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

MOUNT VERNON SECURITIES LENDING TRUST  Annual Report 2006          1

Short-Term Bond Portfolio - Overview

Investment Objective: maximize current income to the extent consistent with the preservation of capital and liquidity

How does the portfolio operate?

Shares of Mount Vernon Securities Lending Trust Short-Term Bond Portfolio (the “portfolio”) are sold exclusively to certain lenders participating in the securities lending program maintained by U.S. Bank National Association. Under this program, the securities lending agent, on behalf of these lenders, invests cash received as collateral for securities loans in shares of the portfolio. The portfolio is managed to maintain its duration at a level that is based on the average duration of the related securities loans. Thus, the portfolio is managed in a different manner than a traditional short-term bond fund.

How did the portfolio perform for the fiscal period ended December 31, 2006?

The portfolio returned 4.04% for the nine-month fiscal period ended December 31, 2006. By comparison, the portfolio’s benchmark, the Lehman 1-3 Year Government/Credit Bond Index*, returned 3.80% for the same period.

What were the general economic and market conditions during the fiscal period?

Economic growth slowed from above sustainable levels through the first quarter of 2006 to below-potential levels through the remainder of the year. Inflation pressures rose through much of this period in a lagging response to the very strong growth through the first portion of this year, but diminished considerably by the end of the year. The Federal Reserve (the “Fed”) continued to tighten monetary policy through June as a result of the increase in inflation pressures, but has kept policy steady since that time as its forecast of slowing economic growth and dissipating inflation pressures has been realized. In the fixed-income market, in response to sustained Fed tightening, the shape of the yield curve continued to flatten, becoming inverted in early 2006, with short-term bond yields rising above those of long-term bonds. The yield curve remained inverted through the remainder of 2006.

How did market conditions and investment strategies affect the portfolio’s performance?

During the fiscal period, the portfolio outperformed its benchmark due in part to our ability to find attractive floating-rate products. The portfolio maintained approximately 40% of its holdings in overnight repurchase agreements during the period. These agreements are sensitive to, and able to reflect immediately, any fluctuations in the daily Federal Funds rate in the portfolio yield. As opportunities arise, the portfolio will purchase attractive floating rate product with maturities between two and three years.

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

MOUNT VERNON SECURITIES LENDING TRUST  Annual Report 2006          2

Short-Term Bond Portfolio - Overview

Annual Performance [1] as of December 31, 2006
Since Inception
4/1/2006 *

Short-Term Bond Portfolio	4.04%
Lehman 1-3 Year Government/Credit Index [2]	3.80%

Value of $10,000 Investment [1] as of December 31, 2006

Short-Term Bond Portfolio	$10,404

Lehman 1-3 Year Government/Credit Index [2]	$10,380

The chart above illustrates the total value of an assumed $10,000 investment in the portfolio’s shares (from 4/1/2006 to 12/31/2006) as compared to the Lehman 1-3
Year Government/Credit Bond Index 2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the portfolio may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*  Total returns have not been annualized.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

2  An unmanaged index of one-to-three-year Treasury securities, other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

MOUNT VERNON SECURITIES LENDING TRUST  Annual Report 2006          3

Short-Term Bond Portfolio - Overview

Expense Example

As a shareholder of the Short-Term Bond Portfolio (the "portfolio"), you incur ongoing costs, including administration fees and other portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Example
	Beginning Account Value (7/01/2006)	Ending Account Value (12/31/2006)	Expenses Paid During Period [1] (7/01/2006 to 12/31/2006)

Actual [2]	$1,000.00	$1,027.20	$0.10

Hypothetical (5% return before expenses)	$1,000.00	$1,025.10	$0.10

1 Expenses are equal to the portfolio's annualized expense ratio for the six-month period of 0.02%, multiplied by the average account value over the period, multiplied by the number of days in the period/365 (to reflect the six-month period).
2 Based on the actual return for the six-month period ended December 31, 2006 of 2.72%.

Portfolio Allocation as of December 31, 2006 [3] (% of net assets)

Repurchase Agreements	40.0%
Commercial Paper	20.0
Extendible Floating Rate Corporate Notes	15.2
Structured Notes	10.1
Corporate Notes	9.6
Floating Rate Corporate Notes	2.9
Collateralized Mortgage Obligation	1.4
Floating Rate Funding Agreement	0.8
Money Market Funds	0.3
Other Assets and Liabilities, Net [4]	(0.3)
100.0%
3 Portfolio allocations are subject to change and are not recommendations to buy or sell any security.
4 Investments in securities typically comprise substantially all of the portfolio’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

MOUNT VERNON SECURITIES LENDING TRUST  Annual Report 2006          4

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees
Mount Vernon Securities Lending Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Mount Vernon Securities Lending Trust (comprising respectively, the Mount Vernon Securities Lending Prime and Mount Vernon Securities Lending Short-Term Bond Portfolios) (the Trust) as of December 31, 2006, and the related statements of operations, statements of changes in net assets, and the financial highlights for the period indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included verification by examination of securities held by the custodian as of December 31, 2006, and confirmation of the securities held by correspondence with brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Mount Vernon Securities Lending Trust at December 31, 2006, the results of their operations, the changes in their net assets, and their financial highlights for the period indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
February 20, 2007

MOUNT VERNON SECURITIES LENDING TRUST  Annual Report 2006          5

Schedule of  Investments December 31, 2006, all dollars are rounded to thousands (000), except per share data

Prime Portfolio
DESCRIPTION	PAR	VALUE
Commercial Paper (a) - 20.5%
Asset-Backed - 7.6%
Antalis Funding
5.410%, 01/02/2007	$75,000	$74,989
Chesham Finance
5.380%, 01/02/2007	13,000	12,998
Concord Minutemen Capital
5.330%, 01/08/2007 (b)	133,860	133,860
5.330%, 01/12/2007 (b)	55,000	55,000
5.340%, 01/17/2007 (b)	54,700	54,700
Fenway Funding
5.300%, 02/28/2007	30,000	29,744
Liquid Funding
5.320%, 01/02/2007 (b)	75,000	74,998
Total Asset-Backed		436,289

Secured Liquidity Notes - 12.9%
KKR Atlantic
5.320%, 01/03/2007	20,000	19,994
5.360%, 01/22/2007	10,160	10,128
LEAFS LLC
5.350%, 01/22/2007 (b)	44,794	44,794
Ocala Funding
5.330%, 01/10/2007	90,000	89,880
5.370%, 01/19/2007	56,000	55,850
Park Granada
5.360%, 01/02/2007	110,000	109,984
Rams Funding
5.330%, 01/08/2007	35,000	34,964
5.330%, 01/09/2007	45,000	44,947
5.330%, 01/16/2007	100,000	99,778
5.330%, 01/17/2007	45,000	44,893
Stratford
5.320%, 01/05/2007	50,000	49,970
5.330%, 01/09/2007	10,000	9,988
5.310%, 01/29/2007	29,000	28,880
Thornburg Mortgage Capital
5.320%, 01/16/2007	100,000	99,778
Total Secured Liquidity Notes		743,828
Total Commercial Paper
(Cost $1,180,117)		1,180,117

Structured Notes - 11.9%
Americredit Automobile Receivable Trust
5.348%, 01/07/2007 (b)	15,804	15,804
Carlyle Loan Investment Limited
5.400%, 01/16/2007 (a)(b)	85,000	85,000
Castle Hill
5.390%, 03/16/2007 (a)(b)	20,840	20,840
CCN Independence
5.430%, 01/16/2007 (a)(b)	35,400	35,400
5.430%, 01/16/2007 (a)(b)	35,000	35,000

Prime Portfolio (continued)
DESCRIPTION	PAR	VALUE
CCN Orchard Park
5.430%, 01/08/2007 (a)(b)	$29,000	$29,000
Cheyne High Grade ABS
5.384%, 02/12/2007 (a)(b)	50,000	50,000
Duke Funding
5.440%, 01/08/2007 (a)(b)	26,050	26,050
5.320%, 01/12/2007 (a)	67,000	66,891
5.360%, 01/22/2007 (a)	25,000	24,922
Household Automotive Trust
5.362%, 01/17/2007 (b)	31,814	31,814
Lakeside Funding
5.350%, 01/08/2007 (a)(b)	100,000	100,000
Northlake
5.423%, 03/06/2007 (a)(b)	36,480	36,480
Paragon Mortgages
5.330%, 1/15/2007 (a)(b)	24,519	24,519
5.340%, 1/15/2007 (a)(b)	100,000	100,000
Premium Asset Trust
5.499%, 01/02/2007 (a)(b)	2,600	2,600
Total Structured Notes
(Cost $684,320)		684,320

Extendible Floating Rate Corporate Notes (b) - 9.9%
Bayerische Landesbank NY
5.400%, 01/24/2007	53,150	53,150
Dekabank Deutsche Girozentrale
5.394%, 01/19/2007 (a)	26,050	26,050
Depfa Bank
5.400%, 03/15/2007	78,168	78,168
General Electric Capital
5.475%, 01/17/2007	52,110	52,110
HBOS Treasury Services
5.399%, 01/02/2007 (a)	26,055	26,055
Jackson National Life Funding
5.420%, 01/16/2007	26,050	26,050
Kaupthing Bank
5.430%, 01/22/2007	104,220	104,220
Merrill Lynch
5.600%, 01/11/2007	52,110	52,110
5.410%, 01/04/2007	26,050	26,050
MetLife Global Funding
5.450%, 01/29/2007 (a)	28,140	28,140
5.440%, 01/16/2007 (a)	20,840	20,840
Morgan Stanley
5.410%, 01/16/2007	26,050	26,050
5.440%, 01/29/2007	26,060	26,060
WestLB AG
5.390%, 01/10/2007 (a)	26,060	26,060
Total Extendible Floating Rate Corporate Notes
(Cost $571,113)		571,113

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST  Annual Report 2006          6

Schedule of  Investments December 31, 2006, all dollars are rounded to thousands (000), except per share data

Prime Portfolio (continued)
DESCRIPTION	PAR	VALUE
Corporate Notes (b) - 3.0%
Lincoln National
5.410%, 01/17/2007 (a)	$26,060	$26,060
JP Morgan Master Note
5.393%, 01/02/2007	100,000	100,000
PRICOA Global Funding
5.340%, 01/29/2007	50,000	50,000
Total Corporate Notes
(Cost $176,060)		176,060

Floating Rate Funding Agreement (b) (c) - 0.5%
Genworth Life Insurance Company
5.474%, 01/19/2007
(Cost $31,266)	31,266	31,266

Money Market Funds - 0.3%	SHARES
Federated Prime Obligations Fund	17,392,533	17,393
Reserve Primary Fund, Class 12	1,828,915	1,829
STIC Liquid Assets Portfolio	317,475	317
Total Money Market Funds
(Cost $19,539)		19,539

Repurchase Agreements - 54.2%	PAR
ABN AMRO
5.363%, dated 12/29/2006,
matures 01/02/2007, repurchase price $200,119 (collateralized by various securities: Total market value $210,000)	$200,000	200,000
Bear Stearns
5.463%, dated 12/29/2006,
matures 01/02/2007, repurchase price $280,170 (collateralized by various securities: Total market value $286,951)	280,000	280,000
Citigroup
5.393%, dated 12/29/2006,
matures 01/02/2007, repurchase price $75,045 (collateralized by various securities: Total market value $78,750)	75,000	75,000
5.393%, dated 12/29/2006,
matures 01/02/2007, repurchase price $150,090 (collateralized by various securities: Total market value $157,500)	150,000	150,000
Credit Suisse
5.320%, dated 12/29/2006,
matures 01/02/2007, repurchase price $18,011 (collateralized by government securities: Total market value $18,360)	18,000	18,000
5.363%, dated 12/29/2006,
matures 01/02/2007, repurchase price $10,006 (collateralized by various securities: Total market value $10,500)	10,000	10,000
5.363%, dated 12/29/2006,
matures 01/02/2007, repurchase price $20,012 (collateralized by various securities: Total market value $21,000)	20,000	20,000
5.393%, dated 12/29/2006,
matures 01/02/2007, repurchase price $8,005 (collateralized by various securities: Total market value $8,162)	8,000	8,000

Prime Portfolio (continued)
DESCRIPTION	PAR	VALUE
5.393%, dated 12/29/2006,
matures 01/02/2007, repurchase price $30,018 (collateralized by various securities: Total market value $30,601)	$30,000	$30,000
5.393%, dated 12/29/2006,
matures 01/02/2007, repurchase price $55,033 (collateralized by various securities: Total market value $60,500)	55,000	55,000
5.393%, dated 12/29/2006,
matures 01/02/2007, repurchase price $75,045 (collateralized by various securities: Total market value $82,501)	75,000	75,000
5.393%, dated 12/29/2006,
matures 01/02/2007, repurchase price $100,060 (collateralized by various securities: Total market value $110,002)	100,000	100,000
5.393%, dated 12/29/2006,
matures 01/02/2007, repurchase price $450,270 (collateralized by various securities: Total market value $495,005)	450,000	450,000
Deutsche Bank
5.413%, dated 12/29/2006,
matures 01/02/2007, repurchase price $50,030 (collateralized by various securities: Total market value $52,500)	50,000	50,000
Goldman Sachs
5.463%, dated 12/29/2006,
matures 01/02/2007, repurchase price $125,076 (collateralized by various securities: Total market value $127,552)	125,000	125,000
5.433%, dated 12/29/2006,
matures 01/02/2007, repurchase price $150,091 (collateralized by various securities: Total market value $164,671)	150,000	150,000
Lehman Brothers
5.430%, dated 12/29/2006,
matures 01/02/2007, repurchase price $51,031 (collateralized by various securities: Total market value $52,394)	51,000	51,000
5.463%, dated 12/29/2006,
matures 01/02/2007, repurchase price $200,121 (collateralized by various securities: Total market value $204,000)	200,000	200,000
Merrill Lynch
5.300%, dated 12/29/2006,
matures 01/02/2007, repurchase price $40,024 (collateralized by government securities: Total market value $40,800)	40,000	40,000
5.353%, dated 12/29/2006,
matures 01/02/2007, repurchase price $15,009 (collateralized by various securities: Total market value $15,755)	15,000	15,000
5.360%, dated 12/29/2006,
matures 01/02/2007, repurchase price $25,015 (collateralized by various securities: Total market value $26,251)	25,000	25,000
Morgan Stanley
5.333%, dated 12/29/2006,
matures 01/02/2007, repurchase price $290,172 (collateralized by government securities: Total market value $297,044)	290,000	290,000
5.360%, dated 12/29/2006,
matures 01/02/2007, repurchase price $70,042 (collateralized by government securities: Total market value $71,658)	70,000	70,000

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST  Annual Report 2006          7

Schedule of  Investments December 31, 2006, all dollars are rounded to thousands (000), except per share data

Prime Portfolio (concluded)
DESCRIPTION	PAR	VALUE
Morgan Stanley
5.360%, dated 12/29/2006,
matures 01/02/2007, repurchase price $136,081 (collateralized by government securities: Total market value $138,720)	$136,000	$136,000
5.360%, dated 12/29/2006,
matures 01/02/2007, repurchase price $301,179 (collateralized by government securities: Total market value $307,020)	301,000	301,000
5.383%, dated 12/29/2006,
matures 01/02/2007, repurchase price $200,120 (collateralized by various securities: Total market value $210,000)	200,000	200,000
Total Repurchase Agreements
(Cost $3,124,000)		3,124,000
Total Investments - 100.3%
(Cost $5,786,415)		5,786,415
Other Assets and Liabilities, Net - (0.3)%		(19,612)
Total Net Assets - 100.0%		$5,766,803

(a)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the portfolio’s Board of Trustees. As of December 31, 2006, the value of these investments was $1,970,024 or 34.2% of total net assets. See note 2 in Notes to Financial Statements.

(b)	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2006. The date shown is the next reset date.
(c)	Security is considered illiquid. As of December 31, 2006, the value of these investments was $31,266 or 0.5% of total net assets. See note 2 in Notes to Financial Statements.

Short-Term Bond Portfolio
DESCRIPTION	PAR	VALUE
Commercial Paper (a) - 20.0%
Asset Backed - 9.6%
Antalis Funding
5.410%, 01/02/2007	$75,000	$74,989
Chesham Finance
5.380%, 01/02/2007	100,000	99,985
Concord Minutemen Capital
5.340%, 01/17/2007 (b)	95,000	95,000
Fenway Funding
5.330%, 01/05/2007	62,000	61,963
Total Asset-Backed		331,937

Secured Liquidity Notes - 10.4%
KKR Atlantic Funding
5.320%, 01/03/2007	54,000	53,984
LEAFS LLC
5.350%, 01/22/2007 (b)	41,808	41,808
Mint II
5.310%, 02/16/2007	20,000	19,864
Mortgage Interest Networking Trust
5.380%, 01/11/2007	8,000	7,988
Rams Funding
5.330%, 01/08/2007	61,000	60,937
5.330%, 01/16/2007	25,000	24,944
5.330%, 01/17/2007	52,000	51,877
Stratford
5.320%, 01/11/2007	24,000	23,965
5.310%, 01/29/2007	10,000	9,959
Thornburg Mortgage
5.310%, 01/02/2007	31,000	30,995
5.300%, 02/06/2007	35,000	34,815
Total Secured Liquidity Notes		361,136
Total Commercial Paper
(Cost $693,073)		693,073

Extendible Floating Rate Corporate Notes (b) - 15.2%
Bayerische Landesbank NY
5.400%, 01/24/2007	48,850	48,850
Dekabank Deutsche Girozentrale
5.394%, 01/19/2007 (a)	23,950	23,950
Depfa Bank
5.400%, 03/15/2007	71,832	71,854
HBOS Treasury Services
5.399%, 01/02/2007 (a)	23,945	23,945
Jackson National Life Funding
5.420%, 01/16/2007	23,950	23,950
Kaupthing Bank
5.430%, 01/22/2007	95,780	95,780
Merrill Lynch
5.600%, 01/11/2007	47,890	47,890
5.410%, 01/04/2007	23,950	23,950

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST  Annual Report 2006          8

Schedule of  Investments December 31, 2006, all dollars are rounded to thousands (000), except per share data

Short-Term Bond Portfolio (continued)
DESCRIPTION	PAR	VALUE
MetLife Global Funding
5.450%, 01/29/2007 (a)	$25,860	$25,860
5.440%, 01/16/2007 (a)	19,160	19,160
Monumental Global Funding
5.473%, 01/02/2007	50,000	50,000
Morgan Stanley
5.410%, 01/16/2007	23,950	23,950
5.440%, 01/29/2007	23,940	23,940
WestLB AG
5.390%, 01/10/2007 (a)	23,940	23,940
Total Extendible Floating Rate Corporate Notes
(Cost $526,997)		527,019

Structured Notes (a) - 10.1%
Castle Hill
5.390%, 03/16/2007 (b)	19,160	19,160
CCN Independence
5.430%, 01/16/2007 (b)	30,000	30,000
5.430%, 01/16/2007 (b)	35,000	35,000
CCN Orchard Park
5.430%, 01/08/2007 (b)	40,064	40,064
Duke Funding
5.380%, 01/05/2007	49,000	48,971
5.440%, 01/08/2007 (b)	23,950	23,950
5.320%, 01/12/2007	30,000	29,951
Lakeside Funding
5.350%, 01/08/2007 (b)	73,000	73,000
Northlake
5.423%, 03/06/2007 (b)	33,520	33,520
Park Place Securities Trust
5.380%, 01/25/2007 (b)	11,871	11,871
Premium Asset Trust
5.499%, 01/02/2007 (b)	2,400	2,400
Total Structured Notes
(Cost $347,887)		347,887

Corporate Notes (b) - 9.6%
American Express Bank
5.410%, 01/22/2007	45,000	45,000
American Express Credit
5.410%, 01/09/2007	30,000	30,000
General Electric Capital
5.443%, 01/02/2007	35,000	35,000
5.475%, 01/17/2007	47,890	47,890
JP Morgan Master Note
5.393%, 01/02/2007	100,000	100,000
Lincoln National
5.410%, 01/17/2007 (a)	23,940	23,940
MBIA Global Funding
5.413%, 01/02/2007	50,000	50,000
Total Corporate Notes

(Cost $331,830)		331,830

Short-Term Bond Portfolio (continued)
DESCRIPTION	PAR	VALUE
Floating Rate Corporate Notes (b) - 2.9%
CS First Boston NY
5.483%, 01/2/2007	$50,000	$50,000
Goldman Sachs Group
5.440%, 01/23/2007	50,000	50,000
Total Floating Rate Corporate Notes
(Cost $100,000)		100,000

Collateralized Mortgage Obligation, Asset Backed (a) (b) - 1.4%
Whitehawk Funding, Series 2004-1A, Class A1H
5.410%, 03/15/2007
(Cost $50,000)	50,000	50,000

Floating Rate Funding Agreement (b) (c) - 0.8%
Genworth Life Insurance Company
5.474%, 01/19/2007
(Cost $28,734)	28,734	28,734

Money Market Funds - 0.3%	SHARES
Federated Prime Obligations Fund	8,653,218	8,653
Reserve Primary Fund, Class 12	446,648	447
STIC Liquid Assets Portfolio	49,339	49
Total Money Market Funds
(Cost $9,149)		9,149

Repurchase Agreements - 40.0%
Barclays
5.300%, dated 12/29/2006,	PAR
matures 01/02/2007, repurchase price $100,059 (collateralized by government securities: Total market value $102,000)	$100,000	100,000
5.363%, dated 12/29/2006,
matures 01/02/2007, repurchase price $100,060 (collateralized by various securities: Total market value $110,000)	100,000	100,000
Bear Stearns
5.463%, dated 12/29/2006,
matures 01/02/2007, repurchase price $85,052 (collateralized by various securities: Total market value $87,154)	85,000	85,000
5.463%, dated 12/29/2006,
matures 01/02/2007, repurchase price $60,036 (collateralized by various securities: Total market value $61,555)	60,000	60,000
5.463%, dated 12/29/2006,
matures 01/02/2007, repurchase price $25,015 (collateralized by various securites: Total market value $26,444)	25,000	25,000
Cantor Fitzgerald
5.320%, dated 12/29/2006,
matures 01/02/2007, repurchase price $50,030 (collateralized by government securities: Total market value $51,000)	50,000	50,000
Citigroup
5.393%, dated 12/29/2006,
matures 01/02/2007, repurchase price $175,105 (collateralized by various securities: Total market value $183,750)	175,000	175,000

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST  Annual Report 2006          9

Schedule of Investments December 31, 2006, all dollars are rounded to thousands (000), except per share data

matures 01/02/2007, repurchase price $175,105 (collateralized by various securities: Total market value $183,750)	175,000	175,000

Short-Term Bond Portfolio (continued)
DESCRIPTION	PAR	VALUE
CS First Boston
5.393%, dated 12/29/2006,
matures 01/02/2007, repurchase price $350,210 (collateralized by various securities: Total market value $385,001)	$350,000	$350,000
5.393%, dated 12/29/2006,
matures 01/02/2007, repurchase price $50,030 (collateralized by various securities: Total market value $55,004)	50,000	50,000
Deutsche Bank
5.413%, dated 12/29/2006,
matures 01/02/2007, repurchase price $50,030 (collateralized by various securities: Total market value $52,500)	50,000	50,000
Goldman Sachs
5.463%, dated 12/29/2006,
matures 01/02/2007, repurchase price $75,046 (collateralized by U.S. Treasury Obligations: Total market value $76,531)	75,000	75,000
Lehman Brothers
5.393%, dated 12/29/2006,
matures 01/02/2007, repurchase price $100,060 (collateralized by various securities: Total market value $105,001)	100,000	100,000
5.430%, dated 12/29/2006,
matures 01/02/2007, repurchase price $17,010 (collateralized by U.S. Treasury Obligations: Total market value $17,465)	17,000	17,000
5.463%, dated 12/29/2006,
matures 01/02/2007, repurchase price $50,030 (collateralized by U.S. Treasury Obligations: Total market value $51,000)	50,000	50,000
Merrill Lynch
5.300%, dated 12/29/2006,
matures 01/02/2007, repurchase price $20,012 (collateralized by government securities: Total market value $20,401)	20,000	20,000
5.360%, dated 12/29/2006,
matures 01/02/2007, repurchase price $50,030 (collateralized by various securities: Total market value $51,005)	50,000	50,000
5.373%, dated 12/29/2006,
matures 01/02/2007, repurchase price $30,018 (collateralized by various securities: Total market value $30,832)	30,000	30,000
Total Repurchase Agreements
(Cost $1,387,000)		1,387,000
Total Investments - 100.3%
(Cost $3,474,670)		3,474,692
Other Assets and Liabilities, Net - (0.3)%		(10,440)
Total Net Assets - 100.0%		$3,464,252

(a)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the portfolio’s Board of Trustees. As of December 31, 2006, the value of these investments was $1,231,755 or 35.6% of total net assets. See note 2 in Notes to Financial Statements.

(b)	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2006. The date shown is the next reset date.
Short-Term Bond Portfolio (concluded)

(c)	Security is considered illiquid. As of December 31, 2006, the value of these investments was $28,734 or 0.8% of total net assets. See note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST  Annual Report 2006          10

Statements of Assets and Liabilities December 31, 2006, all dollars and shares are rounded to thousands (000), except per share data

	Prime Portfolio	Short-Term Bond Portfolio
Investments in securities, at cost	$2,662,415	$2,087,670
Repurchase agreements, at cost	3,124,000	1,387,000
ASSETS:
Investments in securities (note 2)	$2,662,415	$2,087,692
Repurchase agreements (note 2)	3,124,000	1,387,000
Receivable for dividends and interest	7,206	5,927
Total assets	5,793,621	3,480,619
LIABILITIES:
Dividends payable	26,719	16,307
Payable to affiliates (note 3)	99	60
Total liabilities	26,818	16,367
Net assets	$5,766,803	$3,464,252
COMPOSITION OF NET ASSETS:
Portfolio capital	$5,766,803	$3,464,230
Net unrealized appreciation of investments	—	22
Net assets	$5,766,803	$3,464,252
Shares issued and outstanding ($0.01 par value - unlimited shares authorized)	5,766,803	3,464,230
Net asset value, offering price, and redemption price per share	$1.00	$1.00

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST  Annual Report 2006          11

Statements of Operations For the nine-month fiscal period ended December 31, 2006 *, all dollars are rounded to thousands (000)

	Prime Portfolio	Short-Term Bond Portfolio
INVESTMENT INCOME:
Interest income	$202,914	$156,264
Total investment income	202,914	156,264
EXPENSES (note 3):
Administration fees	762	587
Total expenses	762	587
Less: Indirect payments from custodian	(54)	(73)
Total net expenses	708	514
Investment income - net	202,206	155,750
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gain on investments	12	18
Net change in unrealized appreciation or depreciation of investments	—	22
Net gains on investments	12	40
Net increase in net assets resulting from operations	$202,218	$155,790

* Portfolios commenced operations on April 1, 2006.

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST  Annual Report 2006          12

Statements of Changes in Net Assets all dollars are rounded to thousands (000)

	Prime Portfolio	Short-Term Bond Portfolio
	Nine-Month Fiscal Period Ended 12/31/2006 [1]	Nine-Month Fiscal Period Ended 12/31/2006 [1]
OPERATIONS:
Investment income - net	$202,206	$155,750
Net realized gain on investments	12	18
Net change in unrealized appreciation or depreciation of investments	—	22
Net increase in net assets resulting from operations	202,218	155,790
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net	(202,206)	(155,750)
Net realized gain on investments	(12)	(18)
Total distributions	(202,218)	(155,768)
CAPITAL SHARE TRANSACTIONS (note 4):
Proceeds from sales	14,892,565	8,914,313
Reinvestment of distributions	— [2]	— [2]
Payments for redemptions	(13,034,240)	(9,042,014)
Increase (decrease) in net assets from capital share transactions	1,858,325	(127,701)
Total increase (decrease) in net assets	1,858,325	(127,679)
Net assets at beginning of period	3,908,478 [3]	3,591,931 [3]
Net assets at end of period	$5,766,803	$3,464,252

1 No prior period presentation as portfolio commenced operations on April 1, 2006.
[2] Due to the presentation of the financial statements in thousands, the number rounds to zero.
[3] Initial capital contributed on March 31, 2006 via an in-kind transfer.

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST  Annual Report 2006          13

Financial Highlights For a share outstanding throughout the period

	Prime Portfolio	Short-Term Bond Portfolio
	Nine-Month Fiscal Period Ended 12/31/2006 [1]	Nine-Month Fiscal Period Ended 12/31/2006 [1]
PER-SHARE DATA:
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.04	0.04
Realized and unrealized gain (loss) on investments	— [2]	— [2]
Dividends from net investment income	(0.04)	(0.04)
Distributions from net realized gains	— [2]	— [2]
Net asset value, end of period	$1.00	$1.00
RATIOS / SUPPLEMENTAL DATA:
Total return	4.03%	4.04%
Net assets at end of period (000)	$5,766,803	$3,464,252
Ratio of expenses to average net assets	0.02% [3]	0.02% [3]
Ratio of net investment income to average net assets	5.30%	5.31%

[1] Commenced operations on April 1, 2006. All ratios for the period ended December 31, 2006 have been annualized, except total return.
[2] Amount less than $0.01 per share.
[3] Expense ratio is based on total expenses of the portfolio before indirect payments received from the custodian.

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST  Annual Report 2006          14

Notes to Financial Statements December 31, 2006, all dollars are rounded to thousands (000)

1 > Organization

The Mount Vernon Securities Lending Trust (the “Trust”) was organized as a Delaware business trust on August 18, 2005 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust has established two series of shares of beneficial interest representing interests in two separate portfolios: Mount Vernon Securities Lending Prime Portfolio (“Prime Portfolio”) and Mount Vernon Securities Lending Short-Term Bond Portfolio (“Short-Term Bond Portfolio”) (each a “portfolio” and collectively the “portfolios”). The portfolios commenced operations on April 1, 2006.

The portfolios are used as vehicles for the investment of cash collateral received in conjunction with securities loans under the securities lending program maintained by U.S. Bank National Association (“U.S. Bank”). The portfolios’ offering memoranda provide descriptions of each portfolio’s investment objective, principal investment strategies, and principal risks.

2 > Summary of Significant Accounting Policies

The significant accounting policies followed by the portfolios are as follows:

SECURITY VALUATIONS - Investment securities held in Prime Portfolio are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the 1940 Act, the market values of the securities held in the portfolio are determined weekly using prices supplied by the portfolio’s pricing services. These values are then compared to the securities’ amortized cost. Securities whose market price varies by more than 0.5% are identified and validated with the pricing agent. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 50% of the allowable 0.5% threshold, the portfolio’s administrator will notify the Trust’s Board of Trustees (the “Trustees”). The Trustees will then determine what action, if any, to take. No such notification was required during the fiscal period ended December 31, 2006.

The Short-Term Bond Portfolio values its investment portfolio at market value. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the Trustees. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. As of December 31, 2006, the portfolio held no fair value securities. Debt obligations with 60 days or less remaining until maturity are valued at their amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - The portfolios record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income-tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends on shares of each portfolio will be declared daily and paid monthly from net investment income. Distributions from net short- and long-term capital gains, if any, will be made at least annually. Generally, distributions will be declared and paid in December, if required for a portfolio to avoid imposition of federal excise tax on undistributed income and capital gains. The portfolios do not expect to realize any material long-term capital gains or losses. A shareholder’s right to receive dividends and distributions with respect to shares purchased commences on the effective date of the purchase of such shares and continues through the day immediately preceding the effective date of redemption of such shares.

FEDERAL TAXES - Each portfolio is treated as a separate taxable entity. Each portfolio intends to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.
Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. To the extent these differences are permanent, reclassifications were made to the appropriate capital accounts in the fiscal period in which the differences arise. For the fiscal year ended December 31, 2006 the portfolios’ income and gains for tax purposes were not significantly different from income and gains for financial statement purposes. No reclassifications were made for the fiscal period ended December 31, 2006.

MOUNT VERNON SECURITIES LENDING TRUST  Annual Report 2006          15

Notes to Financial Statements December 31, 2006, all dollars are rounded to thousands (000)

The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the portfolio.

For the nine-month fiscal period ended December 31, 2006 each portfolio has designated long-term gains and ordinary income distributions paid during the period as follows:

Portfolio	Ordinary Income	Long Term Gain	Total
Prime Portfolio	$175,499	$—	$175,499
Short-Term Bond Portfolio	139,461	—	139,461

As of December 31, 2006, components of accumulated earnings (deficit) on a tax-basis were as follows:

	Prime Portfolio	Short-Term Bond Portfolio
Undistributed ordinary income	$26,719	$16,307
Undistributed long-term capital gains	—	—
Accumulated capital and post-October losses	—	—
Unrealized appreciation	—	22
Other accumulated losses	—	—
Total accumulated earnings (deficit)	$26,719	$16,329

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due distributions declared, but not yet paid as of December 31, 2006.

REPURCHASE AGREEMENTS - Each portfolio may enter into repurchase agreements with counterparties whom the portfolios’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each portfolio may also invest in triparty repurchase agreements. Securities held as collateral for triparty repurchase agreements are maintained in a segregated account by the broker’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed or limited.

ILLIQUID OR RESTRICTED SECURITIES - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the portfolio. Illiquid securities may be valued under methods approved by the Trustees as reflecting fair value. The Prime Portfolio and Short-Term Bond Portfolio intend to invest no more than 10% and 15% of their net assets, respectively (determined at the time of purchase and reviewed periodically), in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a portfolio’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Trustees. At December 31, 2006, Prime Portfolio and Short-Term Bond Portfolio had investments in illiquid securities with a total value of $31,266 and $28,734, respectively, or 0.5% and 0.8%, respectively, of total net assets.

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

Prime Portfolio	Par	Date Acquired	Cost Basis
Genworth Life Insurance Company	$31,266	4/2006	$31,266

Short-Term Bond Portfolio	Par	Date Acquired	Cost Basis
Genworth Life Insurance Company	$28,734	4/2006	$28,734

INTERFUND LENDING PROGRAM - Pursuant to an exemptive order issued by the Securities and Exchange Commission, the portfolios, along with other registered investment companies advised by FAF Advisors, Inc. (“FAF Advisors”), may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating funds. The portfolios did not have any interfund lending transactions during the nine-month fiscal period ended December 31, 2006.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

MOUNT VERNON SECURITIES LENDING TRUST  Annual Report 2006          16

Notes to Financial Statements December 31, 2006, all dollars are rounded to thousands (000)

3 > Service Providers and Fees Paid to Affiliates

INVESTMENT ADVISOR - Pursuant to an investment advisory agreement, FAF Advisors manages each portfolio’s assets and furnishes related office facilities, equipment, research, and personnel. FAF Advisors does not charge an investment advisory fee for its investment advisory services to the Trust’s portfolios.

ADMINISTRATOR - Pursuant to an administration agreement, FAF Advisors provides various administrative services to each portfolio. These services include general administrative, accounting and transfer agent services. FAF Advisors receives total fees, on an annual basis, equal to 0.02% of the aggregate average daily net assets of each portfolio, and bears all of the portfolios’ other expenses, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense and, subject to the specific approval of a majority of the Trustees who are not interested persons of the Trust, taxes and extraordinary expenses.

CUSTODIAN - Pursuant to a custodian agreement, U.S. Bank serves as the portfolios’ custodian. U.S. Bank does not charge a fee for its custody services to the Trust’s portfolios. Under the custodian agreement, interest expense is charged for cash overdrafts incurred and credits are received for interest earned on uninvested cash balances.

For the fiscal period ended December 31, 2006, interest expense on overdrafts for Prime Portfolio and Short-Term Bond Portfolio were $18 and $5, respectively, and interest earned on uninvested cash balances were $72 and $78, respectively. The net amount is disclosed as “Indirect payments from custodian” in the statement of operations.

4 > Capital Share Transactions

The Trust has an unlimited number of authorized shares of beneficial interest, $0.01 par value. Capital share transactions for the nine-month fiscal period ended December 31, 2006 were as follows (000):

	Prime Portfolio	Short-Term Bond Portfolio
Shares issued	14,892,565	8,914,313
Shares issued in lieu of cash distributions	—*	—*
Shares redeemed	(13,034,240)	(9,042,014)
Net increase (decrease) in capital shares	1,858,325	(127,701)
*  Due to the presentation of the financial statements in thousands, the number rounds to zero.

5 > Investment Security Transactions
During the nine-month fiscal period ended December 31, 2006, all purchases of securities and proceeds from sales of securities were of securities whose maturities or reset dates at the time of acquisition were one year or less.

The aggregate gross unrealized appreciation and depreciation of securities held by the portfolios and the total cost of securities for federal tax purposes at December 31, 2006, were as follows:
Portfolio	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net	Federal Income Tax Cost
Prime Portfolio	$—	$—	$—	$5,786,415
Short-Term Bond Portfolio	22	—	22	3,474,670

6 > Indemnifications
The Trust enters into contracts that contain a variety of indemnifications. The portfolios’ maximum exposure under these arrangements is unknown. However, the portfolios have not had prior claims of losses pursuant to these contracts and expect the risk of loss to be remote

7 > New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 ‘‘Accounting for Uncertainty in Income Taxes’’ (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the portfolios’ tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in portfolio NAV calculation as late as the portfolio’s last NAV calculation in the first required financial statement reporting period. As a result, the portfolios will incorporate FIN 48 in their semiannual report on June 30, 2007.

In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, ‘‘Fair Value Measurements’’ (FAS 157). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2006, the portfolios do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the

MOUNT VERNON SECURITIES LENDING TRUST  Annual Report 2006          17

Notes to Financial Statements December 31, 2006, all dollars are rounded to thousands (000)

inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

MOUNT VERNON SECURITIES LENDING TRUST  Annual Report 2006          18

NOTICE TO SHAREHOLDERS December 31, 2006 (unaudited)

TAX INFORMATION

For the nine-month fiscal period ended December 31, 2006, each portfolio has designated long-term capital gains and ordinary income with regard to distributions paid during the year as follows:

Portfolio	Long Term Capital Gains Distributions (Tax Basis) [a]	Ordinary Income Distributions (Tax Basis) [a]	Total Distributions (Tax Basis)	Dividends Received Deduction [b]	Qualified Dividend Income [b]
Prime Portfolio	0.00%	100%	100%	0.00%	0.00%
Short-Term Bond Portfolio	0.00%	100%	100%	0.00%	0.00%

[a] Based on a percentage of the portfolio’s distributions.
[b] Based on a percentage of ordinary income distributions of the portfolio.

Additional Information Applicable to Foreign Shareholders Only:

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for Prime Portfolio and Short-Term Bond Portfolio were 92.24% and 91.66%, respectively.

The Percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for Prime Portfolio and Short-Term Bond Portfolio were 0.01% and 0.01%, respectively.

HOW TO OBTAIN A COPY OF THE PORTFOLIOS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures the portfolios use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the portfolios voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge upon request by calling 612-303-3447; and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

Each portfolio is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The portfolios’ Forms N-Q are available (1) without charge upon request by calling 612-303-3447 and (2) on the Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the portfolios’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

MOUNT VERNON SECURITIES LENDING TRUST  Annual Report 2006          19

NOTICE TO SHAREHOLDERS December 31, 2006 (unaudited)

Trustees and Officers of the Portfolios

Independent Trustees

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee *
Benjamin R. Field III P.O. Box 1329 Minneapolis, MN 55440-1329 (1938)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Retired; Senior Financial Advisor, Bemis Company, Inc. from May 2002 through March 2004; Senior Vice President, Chief Financial Officer and Treasurer, Bemis Company, through April 2002	First American Funds Complex: twelve registered investment companies, including 59 portfolios	None
Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Director, Charterhouse Group, Inc., a private equity firm, since October 2005; Vice President and Chief Operating Officer, Cargo - United Airlines, from July 2001 through retirement in June 2004	First American Funds Complex: twelve registered investment companies, including 59 portfolios	None
Victoria J. Herget P.O. Box 1329 Minneapolis, MN 55440-1329 (1951)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Investment consultant and non-profit board member since 2001	First American Funds Complex: twelve registered investment companies, including 59 portfolios	None
John P. Kayser P.O. Box 1329 Minneapolis, MN 55440-1329 (1949)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since October 2006	Retired; Principal from 1983 through 2004 and Chief Financial Officer and Chief Administrative Officer from 1988 through 2002, William Blair & Company, LLC.	First American Funds Complex: twelve registered investment companies, including 59 portfolios	None
Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005
Owner and President, Executive and Management Consulting, Inc., a management consulting firm;
Board member, GC McGuiggan Corporation (dba
Smyth Companies), a label printer; former Chief
Executive Officer, Creative Promotions
International, LLC, a promotional award programs
and products company, through October 2003;
Advisory Board Member, Designer Doors, a manufacturer of designer doors, through 2002
				First American Funds Complex: twelve registered investment companies, including 59 portfolios	None
Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Owner and CEO, RKR Consultants, Inc., a management consulting firm, and non-profit board member since 2005	First American Funds Complex: twelve registered investment companies, including 59 portfolios	Cleveland- Cliffs Inc. (a producer of iron ore pellets)
Joseph D. Strauss P.O. Box 1329 Minneapolis, MN 55440-1329 (1940)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005
Attorney at law, Owner and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; Owner, Chairman, and Chief Executive Officer, Community Resource
Partnerships, Inc., a strategic planning, operations management, government relations, transportation planning, and public relations organization; Owner, Chairman and Chief Executive Officer, Excensus™
LLC, a strategic demographic planning and
application development firm, since 2001
				First American Funds Complex: twelve registered investment companies, including 59 portfolios	None

MOUNT VERNON SECURITIES LENDING TRUST  Annual Report 2006          20

NOTICE TO SHAREHOLDERS December 31, 2006 (unaudited)

Independent Trustees - continued

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee *
Virginia L. Stringer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Chair; Trustee
Chair term three years. Trustee term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Chair of
Mount Vernon Securities Lending
Trust’s Board since September 2005; Trustee of Mount Vernon Securities Lending Trust since September 2005

Governance consultant and non-profit board
member; former Owner and President, Strategic Management Resources, Inc., a management consulting firm; Executive Consultant for State
Farm Insurance Company through 2003
				First American Funds Complex: twelve registered investment companies, including 59 portfolios	None
James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Owner and President, Jim Wade Homes, a homebuilding company	First American Funds Complex: twelve registered investment companies, including 59 portfolios	None
* Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

MOUNT VERNON SECURITIES LENDING TRUST  Annual Report 2006          21

NOTICE TO SHAREHOLDERS December 31, 2006 (unaudited)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Thomas S. Schreier, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1962) *	President	Re-elected by the Board annually; President of Mount Vernon Securities Lending Trust since September 2005	Chief Executive Officer of FAF Advisors, Inc.
Mark S. Jordahl FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1960) *	Vice President - Investments	Re-elected by the Board annually; Vice President - Investments of Mount Vernon Securities Lending Trust since September 2005	Chief Investment Officer of FAF Advisors, Inc.
Jeffery M. Wilson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1956) *	Vice President - Administration	Re-elected by the Board annually; Vice President - Administration of Mount Vernon Securities Lending Trust since September 2005	Senior Vice President of FAF Advisors, Inc.
Charles D. Gariboldi, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959) *	Treasurer	Re-elected by the Board annually; Treasurer of Mount Vernon Securities Lending Trust since September 2005	Mutual Funds Treasurer, FAF Advisors, Inc., since October 2004; prior thereto, Vice President for investment accounting and fund treasurer of Thrivent Financial for Lutherans
Jill M. Stevenson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of Mount Vernon Securities Lending Trust since September 2005
Assistant Treasurer, FAF Advisors, Inc. since September 2005; Director, Senior Project Manager, FAF Advisors, Inc. from May 2003 to September 2005; prior thereto, Vice President, Director of Operations, Paladin Investment Associates, LLC

David H. Lui FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1960) *	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of Mount Vernon Securities Lending Trust since September 2005
Chief Compliance Officer of FAF Advisors, Inc. since March 2005; Chief Compliance Officer, Franklin Advisors, Inc. and Chief Compliance Counsel, Franklin Templeton Investments from March 2004 to March 2005; prior thereto, Vice President, Charles Schwab & Co., Inc.

Jason Mitchell FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1976) *	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of Mount Vernon Securities Lending Trust since September 2006
Compliance Manager for the FAF Advisors, Inc. since June 2006. Prior thereto, Compliance Analyst for the FAF Advisors, Inc. from October 2004 through June 2006. Prior to that, Senior Systems Helpdesk Analyst for Wachovia Retirement Services from November 2002 through October 2004. Prior to that, Senior Retirement Plan Specialist for PFPC, Inc.

Kathleen L. Prudhomme FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1953) *	Secretary	Re-elected by the Board annually; Secretary of Mount Vernon Securities Lending Trust since September 2005	Deputy General Counsel, FAF Advisors, Inc., since November 2004; prior thereto, Partner, Dorsey & Whitney LLP, a Minneapolis- based law firm
Brett L. Agnew FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1971) *	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of Mount Vernon Securities Lending Trust since September 2005	Attorney, FAF Advisors, Inc., since August 2004; Senior Counsel, Thrivent Financial for Lutherans from 2001 to August 2004
James D. Alt Dorsey & Whitney LLP 50 South Sixth Street Suite 1500 Minneapolis, MN 55402 (1951)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of Mount Vernon Securities Lending Trust since September 2005	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm
James R. Arnold U.S. Bancorp Fund Services, LLC 615 E. Michigan Street Milwaukee, WI 53202 (1957) *	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of Mount Vernon Securities Lending Trust since September 2005	Vice President, U.S. Bancorp Fund Services, LLC since March 2002; Senior Administration Services Manager, UMB Fund Services, Inc. through March 2002

MOUNT VERNON SECURITIES LENDING TRUST  Annual Report 2006          22

NOTICE TO SHAREHOLDERS December 31, 2006 (unaudited)

Officers - continued

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard J. Ertel FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967) *	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of Mount Vernon Securities Lending Trust since June 2006 and from June 2003 through August 2004
Counsel, FAF Advisors, Inc., since May 2006; prior thereto, Counsel, Ameriprise Financial Services, Inc. from September 2004 to May 2006; prior to that, Counsel, FAF Advisors, Inc. from May 2003 to August 2004; prior to May 2003, Associate Counsel, Hartford Life and Accident Insurance Company.

Douglas G. Hess U.S. Bancorp Fund Services, LLC 615 E. Michigan Street Milwaukee, WI 53202 (1967) *	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of Mount Vernon Securities Lending Trust since September 2005	Vice President, U.S. Bancorp Fund Services, LLC since November 2002; prior thereto, Assistant Vice President, Fund Compliance Administrator, U.S. Bancorp Fund Services LLC
*  Messrs. Schreier, Jordahl, Wilson, Gariboldi, Lui, Mitchell, Agnew, Ertel, Ms. Stevenson, and Ms. Prudhomme are each officers and/or employees of FAF Advisors, Inc., which serves as investment advisor, administrator, and transfer agent for Mount Vernon Securities Lending Trust. Messrs. Arnold and Hess are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and an affiliate of FAF Advisors, Inc.

MOUNT VERNON SECURITIES LENDING TRUST  Annual Report 2006          23

Item 2—Code of Ethics

(a)	The registrant has adopted a code of ethics that applies to its Principal Executive Officer and Principal Financial Officer.

(b)
During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s Principal Executive Officer and Principal Financial Officer and that relate to any element of the code of ethics definition enumerated in this Item.

(c)	During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provisions of its code of ethics.

(d)	The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge, by calling 1-800-677-3863.

Item 3—Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that Leonard W. Kedrowski, Benjamin R. Field III, John P. Kayser, and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.

Item 4—Principal Accountant Fees and Services

(a)
Audit Fees - Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $25,846 in the fiscal period ended December 31, 2006, including fees associated with the annual audit, SEC Rule 17f-2 security count filings, and filings of the registrant’s Form N-CSR.  These fees were paid by the adviser.

(b)
Audit-Related Fees - E&Y billed the registrant audit-related fees totaling $386 in the fiscal period ended December 31, 2006, including fees associated with the semi-annual review of portfolio disclosures.  These fees were paid by the adviser.

(c)
Tax Fees - E&Y billed the registrant fees of $7,068 in the fiscal period ended December 31, 2006, for tax services, including tax compliance, tax advice, and tax planning. Tax compliance, tax advice, and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.  These fees were paid by the adviser.

(d)	All Other Fees - There were no fees billed by E&Y for other services to the registrant during the fiscal year ended December 31, 2006.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the Mount Vernon Securities Lending Trust (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the portfolios do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period.

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Portfolios

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the portfolios’ independent audit firm directly for the portfolios. At least annually, the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the portfolios and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

•	Annual portfolio financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Accounting consultations

•	Portfolio merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate on an annual basis.

•  Tax compliance services related to the filing or amendment of the following:

•	Federal, state, and local income tax compliance, and

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Portfolio merger support services

•	Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to FAF Advisors, Inc., U.S. Bank N.A., U.S. Bancorp Fund Services, LLC and any other entity under common control with FAF Advisors, Inc., that provides ongoing services to the portfolios. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the portfolios.

Although the Committee is not required to pre-approve all services provided to FAF Advisors, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	All of the services described in paragraphs (b) through (d) of this Item 4 were pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year-end were performed by the principal accountant’s full-time, permanent employees.

(g)
The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $183,200 in the fiscal year ended December 31, 2006.

(h)
The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7 (d)(2)(ii)(G) of Schedule 14A, or this Item.

Item 11—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable. Registrant’s Code of Ethical Conduct is provided to any person upon request without charge.

(a)(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:

     /s/  Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

     /s/  Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: March 9, 2007

By:

      /s/  Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: March 9, 2007